Leases - Disclosure of lease liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Lease liabilities, beginning balance	£ 971	£ 1,216
Interest expense	71	54
New leases	45	19
Disposals	(18)	(11)
Cash payments	(204)	(406)
Exchange and other movements	340	99
Lease liabilities, ending balance	£ 1,205	971
Liability payment related to structural costs		£ 182
Lease modification, period	91 years